Financing receivable (Tables)	12 Months Ended
Dec. 31, 2023
Financing receivable (Tables)
Schedule of Financing receivable
	December 31,	December 31,
	2023	2022
Financing receivable	$44,783,011	$43,864,192
Allowance for credit losses	(2,239,151)	-
Financing s receivable, net	$42,543,860	$43,864,192

Schedule of allowance for credit losses
	December 31,	December 31,
	2023	2022
Balance at beginning of year	$-	$-
Change of allowance for credit losses	2,245,159	-
Write off	-	-
Translation adjustments	(6,008)	-
Balance at end of year	$2,239,151	$-